Convertible notes (Schedule of Convertible Notes) (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2013 Convertible Notes [Member] KKR Notes [Member] USD ($)	Mar. 31, 2013 Convertible Notes [Member] KKR Notes [Member] CNY	Mar. 31, 2013 Convertible Notes [Member] GMHL Notes [Member] USD ($)	Mar. 31, 2013 Convertible Notes [Member] GMHL Notes [Member] CNY
Debt Instrument [Line Items]
Principal amount of Notes			$ 65,976	409,764	$ 50,754	315,226
Cumulative interest payable	4,314	26,791
Carrying amount	$ 121,044	751,781